EQUITY - Schedule of movement of reserves of share-based payments (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Reserve for Share Based Payments [Roll Forward]
Opening balance	$ 438,275	$ 30,721	$ (7,066,904)
Closing balance	711,329	438,275	30,721
Reserve of Share-Based Payments
Reserve for Share Based Payments [Roll Forward]
Opening balance	37,235	37,235	37,235
Stock option plan	0	0	0
Closing balance	$ 37,235	$ 37,235	$ 37,235